SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	May 31, 2026	May 31, 2025
Accounting Policies [Abstract]
Transation price for remaining performance obligation	$ 2,257,958	$ 3,859,835
Remaining perfornmance obligation percentage	100.00%	98.00%
Contract receivable, net	$ 2,648,771	$ 2,118,653
Allowance for expected credit loss	54,819	81,698
Contract assets, net	409,237	41,981
Contract liabilities		$ 394,884